Related Party Transactions And Balances (Details) - Mar. 31, 2025	USD ($)	CNY (¥)
Qi Fei Shanghai Technology Co., Ltd. [Member]
Related Party Transactions And Balances [Line Items]
Staff advance	$ 18,879	¥ 137,000
Mori Enterprise Management (Beijing) Partnership [Member]
Related Party Transactions And Balances [Line Items]
Staff advance	$ 138	¥ 1,000